Basis of Presentation of Financial Statements and Principal Accounting Policies - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Right-of-use asset	$ 687,068	$ 22,971
Lease liability	692,951
Rent Expense	$ 28,126
Bottom of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Incremental borrowing interest rate			1.7895%
Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Incremental borrowing interest rate			3.9474%
Effects of adopting new standards [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Right-of-use asset			$ 898,387
Lease liability			884,275
Lease assets			31,904
Lease obligations payable			$ 17,792